Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document and Entity Information
Entity Registrant Name	Hilltop Holdings Inc.
Entity Central Index Key	0001265131
Document Type	8-K
Document Period End Date	Dec. 31, 2013
Amendment Flag	false